Balance Sheet Components (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Prototype	$6,471	$6,342
Machine and equipment	5,605	4,214
Leasehold improvements	1,274	1,270
Furniture and fixtures	347	263
Software	790	647
Construction in progress	1,402	—

Property and equipment, gross	15,889	12,736
Less: accumulated depreciation and amortization	(10,593)	(9,805)

Property and equipment, net	$5,296	$2,931

Property and equipment consist of the following (in thousands):

	December 31,
	2013	2014
Prototype	$6,053	$6,342
Machine and equipment	2,714	4,214
Leasehold improvements	1,154	1,270
Furniture and fixtures	232	263
Software	595	647

Property and equipment, gross	10,748	12,736
Less: accumulated depreciation and amortization	(8,962)	(9,805)

Property and equipment, net	$1,786	$2,931

Summary of Intangible Assets

Intangible assets consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Intangible assets—license cost	$500	$500
Accumulated amortization	(361)	(236)

Intangible assets, net	$139	$264

Intangible assets consist of the following (in thousands):

	December 31,
	2013	2014
Intangible assets—license cost	$500	$500
Accumulated amortization	(69)	(236)

Intangible assets, net	$431	$264

Summary of Estimated Future Amortization Expense

At September 30, 2015, the estimated future amortization expense of purchased intangible assets was as follows (in thousands):

Year Ending December 31,	Estimated Future Amortization Expense
(Unaudited)
The remainder of 2015	$42
2016	97

Total amortization expense	$139

The estimated future amortization expense of purchased intangible assets at December 31, 2014 was as follows (in thousands):

Year Ending December 31,	Estimated Future Amortization Expense
2015	$167
2016	97

Total	$264

Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Accrued payroll and related benefits	$1,779	$1,652
Accrued accounts payable	478	946
Sales tax and medical device excise tax payable	33	499
Accrued legal and accounting	410	901
Accrued interest	—	142
Accrued debt facility fee	1,500	—
Other	814	296

Total accrued liabilities	$5,014	$4,436

Accrued liabilities consist of the following (in thousands):

	December 31,
	2013	2014
Accrued payroll and related benefits	$1,233	$1,652
Accrued non-cancellable purchase commitments	1,502	—
Accrued accounts payable	517	946
Sales tax and medical device excise tax payable	98	499
Accrued legal and accounting	84	901
Accrued interest	78	142
Other	536	296

Total accrued liabilities	$4,048	$4,436

Schedule of Deferred Revenue

Deferred revenue consisted of the following (in thousands):

	September 30, 2015	December 31, 2014
	(Unaudited)
Deferred revenue:
Product	$5,050	$6,919
Services	573	442

Total deferred revenue	5,623	7,361
Less: current portion of deferred revenue	(5,249)	(7,361)

Noncurrent portion of deferred revenue	$374	$—

Deferred revenue consists of the following (in thousands):

	December 31,
	2013	2014
Deferred revenue:
Products	$286	$6,919
Service	267	442

Total deferred revenue	553	7,361
Less: current portion of deferred revenue	(425)	(7,361)

Noncurrent portion of deferred revenue	$128	$—